Other Operating Income (Expense) (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of Fourth Quarter Events [Line Items]
Foreign currency transaction losses			$ 18.0	$ (1.4)	$ 26.8	$ 127.2
Foreign currency derivative instrument gains (losses)				(2.4)	2.9	1.4
Gains on sale of property and equity investment				(1.3)	0.9	44.9
Argentina conversion losses				(0.1)	(7.1)	(3.6)
Impairment losses				(20.6)	(37.2)	(3.3)
Share in earnings (losses) of equity affiliates				(1.5)	0.5	4.3
Royalty income				2.6	2.1	1.5
Gains (losses) on business acquisitions and dispositions				0.1	(6.3)	0.0
Other				1.7	1.6	1.0
Other operating income (expense)				(20.1)	(69.4)	(81.0)
Venezuela impairment				0.0	(35.3)	0.0
Peruvian CIT Business
Effect of Fourth Quarter Events [Line Items]
Gains (losses) on business acquisitions and dispositions						44.3
Venezuela
Effect of Fourth Quarter Events [Line Items]
Foreign currency transaction losses				4.8
Venezuela impairment	$ (0.8)	$ (34.5)		$ (13.6)	(35.3)
Venezuela | Venezuelan bolívar fuerte
Effect of Fourth Quarter Events [Line Items]
Foreign currency transaction losses					$ 18.1	$ 121.6